Label	Element	Value
Credit Suisse Floating Rate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CREDIT SUISSE OPPORTUNITY FUNDS

Credit Suisse Floating Rate High Income Fund

Credit Suisse Multialternative Strategy Fund

Credit Suisse Managed Futures Strategy Fund

Credit Suisse Strategic Income Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2024

Risk/Return [Heading]	rr_RiskReturnHeading	Credit Suisse Floating Rate High Income Fund